PROVISION FOR EMPLOYEE BENEFITS - Long term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long term provision for employee benefits
Provision for post-employment benefits	₺ 262,943	₺ 201,287
Post-employment benefits
Long term provision for employee benefits
Provision for post-employment benefits	188,703	₺ 201,287	₺ 197,075
Cash-settled share-based payments
Long term provision for employee benefits
Provision for post-employment benefits	₺ 74,240